TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables Net
Schedule of trade receivables, net

	December 31,
	2022	2021
Open accounts (1)	5,945	$7,588
Less-allowance for credit losses	(1,101)	(1,256)
Trade receivables, net	$4,844	$6,332

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

Schedule of allowance for doubtful account

U.S. dollars in thousands
Balance as of January 1, 2021	1,432
Provision for the year	323
Derecognition of bad debts	(499)
Balance as of December 31, 2021	$1,256
Provision for the year	282
Derecognition of bad debts	(437)
Balance as of December 31, 2022	$1,101

Schedule of credit losses exposure

	U.S. dollars in thousands
	Not past	< 30	30 - 60	61 - 90	91 - 120	>120
	due	days	days	days	days	days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,570	$999	$357	$330	$491	$2,198	$5,945
Allowance for doubtful accounts	$4	$87	$48	$60	$78	$824	$1,101
Trade receivables, net	1,566	912	309	270	413	1,374	$4,844

December 31, 2021:

	U.S. dollars in thousands
	Not past	< 30	30 - 60	61 - 90	91 - 120	>120
	due	days	days	days	days	days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,715	$910	$847	$693	$435	$1,988	$7,588
Allowance for doubtful accounts	$7	$64	$59	$97	$65	$964	$1,256
Trade receivables, net	2,708	846	788	596	370	1,024	$6,332